                                              Rule 497(j)
                                              Reg. No. 33-58266

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Municipal Trust, Series 158 and Multistate Series 57 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  NATIONAL MUNICIPAL TRUST
                                  SERIES 158
                                  MULTISTATE SERIES 57
                                  (Registrant)

                                  By:  Prudential Securities
                                       Incorporated

                                       Richard R. Hoffmann
                                       First Vice President
                                       Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549